Average Annual Total Returns - Growth and Tax Strategy Fund	Fund Shares 1 Year	Fund Shares 5 Years	Fund Shares 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year		Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years		Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years		Lipper Composite Index (reflects no deduction for taxes) 1 Year		Lipper Composite Index (reflects no deduction for taxes) 5 Years		Lipper Composite Index (reflects no deduction for taxes) 10 Years
Total	18.46%	7.25%	8.62%	18.24%	7.05%	8.45%	11.65%	6.01%	7.38%	31.49%	11.69%	13.55%	7.54%	3.53%	4.34%	19.51%	[1]	7.61%	[1]	8.95%	[1]	18.26%	[2]	7.04%	[2]	8.34%	[2]

[1]	The Composite Index is comprised of 50% of the S&P 500 Index and 50% of the Bloomberg Barclays Municipal Bond Index.
[2]	The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the funds within this same category. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the funds within this same category.